Jul. 01, 2016
Class A, Class C, Institutional Class and Class R6 | Neuberger Berman Global Allocation Fund
Supplement to the Prospectus
Neuberger Berman Alternative and Multi-Asset Class Funds®

Neuberger Berman Global Allocation Fund

Class A, Class C, Institutional Class and Class R6

Supplement to the Prospectuses dated February 29, 2016, as amended and supplemented

This supplement describes important information about the Neuberger Berman Global Allocation Fund’s (“Global Allocation Fund”) principal investment strategy.  If you have any questions regarding these changes, please contact Neuberger Berman Investment Advisers LLC.

Global Allocation Fund

Effective immediately, the following changes are hereby made to the section entitled “Principal Investment Strategies”:

(1) The first sentence of the sixth paragraph is hereby amended as follows:

•	Deleting the word “three” and replacing it with the word “four”, and

•
Adding a new clause (iv) as follows “(iv) call and put options on securities and indices including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts on securities and indices.”

(2) The second sentence of the sixth paragraph is hereby deleted in its entirety and replaced with the following:

All of these derivatives may be used in an effort to: enhance returns; manage or adjust the risk profile of the Fund or the risk of individual positions; replace more traditional direct investments; obtain or reduce exposure to certain markets; establish net short or long positions for markets, currencies or securities; adjust the duration of the Fund’s fixed income securities; or alter the Fund’s exposure to markets, currencies, interest rates, sectors and issuers.